OTHER ASSETS - THIRD PARTIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
OTHER ASSETS - THIRD PARTIES
Prepayments for purchase of property, plant and equipment	¥ 1,162,351		¥ 1,859,173
Refund receivable of U.S. countervailing duties and anti-dumping duties			580,058
Deposit for rent and others	131,611		175,297
Prepayment for warranty insurance premium	114,088		111,537
Prepayment of income tax attributable to intercompany transactions	15,474		16,159
Less: Allowance for credit losses	(1,855)		(3,064)
Total	¥ 1,421,669	$ 206,123	¥ 2,739,160